Vanguard Institutional Intermediate-Term Bond Fund

Schedule of Investments (unaudited)
As of December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (47.6%)
U.S. Government Securities (8.5%)
§,^	United States Treasury Note/Bond	1.375%	10/15/22	332,856	330,672
	United States Treasury Note/Bond	1.625%	11/15/22	240,000	240,074
	United States Treasury Note/Bond	2.000%	11/30/22	18,700	18,899
•	United States Treasury Note/Bond	2.750%	4/30/23	92,975	96,302
	United States Treasury Note/Bond	1.750%	5/15/23	41,300	41,436
•	United States Treasury Note/Bond	2.875%	10/31/23	443,500	463,249
	United States Treasury Note/Bond	2.750%	11/15/23	20,000	20,803
	United States Treasury Note/Bond	2.625%	12/31/23	94,000	97,452
	United States Treasury Note/Bond	2.500%	2/28/26	269,000	280,053
	United States Treasury Note/Bond	2.375%	4/30/26	12,800	13,240
	United States Treasury Note/Bond	1.875%	6/30/26	50,000	50,196
	United States Treasury Note/Bond	2.625%	2/15/29	215,000	227,833
	United States Treasury Note/Bond	2.375%	5/15/29	97,750	101,599
	United States Treasury Note/Bond	1.625%	8/15/29	35,300	34,384
					2,016,192
Agency Bonds and Notes (0.3%)
1	Fannie Mae Principal Strip	0.000%	1/15/30	4,900	3,846
1,2	Fannie Mae Strip 405-1	0.000%	10/25/40	8,056	7,061
	Federal Home Loan Banks	3.125%	6/13/25	6,300	6,706
	Federal Home Loan Banks	3.125%	9/12/25	7,050	7,515
	Federal Home Loan Banks	2.500%	12/10/27	8,450	8,696
	Federal Home Loan Banks	3.250%	6/9/28	2,100	2,281
	Federal Home Loan Banks	3.250%	11/16/28	27,975	30,592
1	Federal National Mortgage Assn.	1.875%	9/24/26	11,675	11,645
	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,342
					79,684
Conventional Mortgage-Backed Securities (35.3%)
1,2	Fannie Mae Pool	2.000%	5/1/28–8/1/28	3,303	3,298
1,2	Fannie Mae Pool	2.500%	9/1/27–3/1/47	57,637	57,897
1,2	Fannie Mae Pool	3.000%	8/1/21–1/1/50	1,702,330	1,730,103
1,2	Fannie Mae Pool	3.500%	8/1/20–1/1/50	945,412	978,865
1,2	Fannie Mae Pool	4.000%	3/1/20–1/1/50	1,488,671	1,550,392
1,2	Fannie Mae Pool	4.500%	1/1/20–1/1/50	422,168	449,653
1,2	Fannie Mae Pool	5.000%	7/1/20–1/1/50	122,560	134,871
1,2	Fannie Mae Pool	5.500%	3/1/20–9/1/41	26,115	29,344
1,2	Fannie Mae Pool	6.000%	3/1/21–7/1/41	14,147	16,212
1,2	Fannie Mae Pool	6.500%	8/1/21–6/1/40	6,742	7,702
1,2	Fannie Mae Pool	7.000%	9/1/28–12/1/38	2,814	3,233
1,2	Fannie Mae Pool	7.500%	8/1/30–6/1/32	205	238
1,2	Fannie Mae Pool	8.000%	7/1/30–1/1/31	11	13
1,2	Fannie Mae Pool	8.500%	12/1/30	8	9
1,2	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	5,285	5,216
1,2	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/47	23,206	23,543
1,2	Freddie Mac Gold Pool	3.000%	2/1/27–8/1/47	132,506	136,217
1,2	Freddie Mac Gold Pool	3.500%	8/1/20–3/1/49	267,754	278,307
1,2	Freddie Mac Gold Pool	4.000%	2/1/20–5/1/49	172,975	181,094
1,2	Freddie Mac Gold Pool	4.500%	3/1/21–2/1/49	67,477	72,393
1,2	Freddie Mac Gold Pool	5.000%	3/1/20–2/1/49	14,505	15,877

1,2	Freddie Mac Gold Pool	5.500%	12/1/32–8/1/40	11,471	12,700
1,2	Freddie Mac Gold Pool	6.000%	10/1/27–5/1/40	16,167	18,455
1,2	Freddie Mac Gold Pool	6.500%	2/1/29–9/1/38	2,923	3,293
1,2	Freddie Mac Gold Pool	7.000%	5/1/28–6/1/38	1,496	1,681
1,2	Freddie Mac Gold Pool	7.500%	3/1/30–5/1/32	182	207
1,2	Freddie Mac Gold Pool	8.000%	4/1/30–7/1/30	9	11
1,2	Freddie Mac Pool	3.500%	12/1/49	4,028	4,114
1,2	Freddie Mac Pool	4.000%	9/1/49–11/1/49	111,724	114,645
2	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	852	856
2	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	31,907	32,830
2	Ginnie Mae I Pool	3.500%	1/15/42–6/15/47	46,074	48,412
2	Ginnie Mae I Pool	4.000%	4/15/39–12/15/46	5,709	5,999
2	Ginnie Mae I Pool	4.500%	7/15/33–12/15/46	27,640	29,811
2	Ginnie Mae I Pool	5.000%	9/15/33–9/15/41	13,132	14,554
2	Ginnie Mae I Pool	5.500%	3/15/31–2/15/41	7,535	8,344
2	Ginnie Mae I Pool	6.000%	12/15/28–3/15/41	3,454	3,836
2	Ginnie Mae I Pool	6.500%	12/15/27–6/15/38	2,846	3,203
2	Ginnie Mae I Pool	7.000%	8/15/24–11/15/31	161	178
2	Ginnie Mae I Pool	7.500%	4/15/31–3/15/32	37	42
2	Ginnie Mae I Pool	8.000%	4/15/30–10/15/30	43	48
2	Ginnie Mae I Pool	8.500%	7/15/30	18	19
2	Ginnie Mae I Pool	9.000%	5/15/21–7/15/21	1	1
2	Ginnie Mae II Pool	2.500%	3/20/43–12/20/46	4,067	4,071
2	Ginnie Mae II Pool	3.000%	3/20/27–1/1/50	772,735	783,679
2,3	Ginnie Mae II Pool	3.500%	6/20/42–12/20/49	644,605	666,410
2,3	Ginnie Mae II Pool	4.000%	2/20/34–1/1/50	367,475	380,610
2	Ginnie Mae II Pool	4.500%	3/20/33–1/1/50	352,988	370,699
2	Ginnie Mae II Pool	5.000%	5/20/39–11/20/49	53,576	57,473
2	Ginnie Mae II Pool	5.500%	4/20/37–3/20/41	2,924	3,227
2	Ginnie Mae II Pool	6.000%	5/20/36–10/20/41	4,255	4,859
2	Ginnie Mae II Pool	6.500%	3/20/38–7/20/39	54	63
2	UMBS Pool	4.500%	4/1/49–10/1/49	163,403	168,804
2	UMBS Pool	5.000%	10/1/49	8,402	8,727
					8,426,338
Nonconventional Mortgage-Backed Securities (3.7%)
*,1,2 Fannie Mae Pool, 12M USD LIBOR +
	1.785%	4.035%	8/1/33	24	25
*,1,2 Fannie Mae Pool, 12M USD LIBOR +
	1.785%	4.410%	8/1/33	20	21
*,1,2 Fannie Mae Pool, 12M USD LIBOR +
	1.800%	4.486%	7/1/33	80	83
*,1,2 Fannie Mae Pool, 12M USD LIBOR +
	1.960%	4.585%	5/1/33	3	3
*,1,2 Fannie Mae Pool, 1Y CMT + 2.000%		4.097%	12/1/32	5	5
*,1,2 Fannie Mae Pool, 1Y CMT + 2.210%		4.733%	5/1/33	40	42
1,2	Fannie Mae REMICS 2017-109	3.500%	11/25/45	11,270	11,751
1,2	Fannie Mae REMICS 2017-60	2.750%	8/25/47	36,371	36,452
1,2	Fannie Mae REMICS 2018-13	3.000%	3/25/48	45,924	46,380
1,2	Fannie Mae REMICS 2018-15	3.500%	10/25/44	12,459	12,949
1,2	Fannie Mae REMICS 2018-58	3.000%	8/25/48	36,881	37,383
1,2	Fannie Mae REMICS 2018-64	3.000%	9/25/48	18,037	18,283
1,2	Fannie Mae REMICS 2018-65	3.000%	9/25/48	40,921	41,573
1,2	Fannie Mae REMICS 2018-66	3.000%	5/25/47	29,059	29,274
*,1,2 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.750%	4.368%	8/1/37	61	64
*,1,2 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	3.896%	10/1/32	13	14

*,1,2 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	5.086%	2/1/33	16	16
1,2	Freddie Mac REMICS	3.000%	11/25/47–12/15/47	36,550	36,951
1,2	Freddie Mac REMICS	6.500%	12/15/44–11/15/47	110,634	131,765
2	Ginnie Mae REMICS	3.000%	11/20/45–7/20/48	216,635	219,347
2	Ginnie Mae REMICS	3.500%	4/20/48–5/20/49	128,454	133,414
2	Ginnie Mae REMICS	4.000%	10/20/47–9/20/48	24,456	25,549
2	Ginnie Mae REMICS	6.500%	6/20/47–9/20/47	45,067	53,153
					834,497
Total U.S. Government and Agency Obligations (Cost $10,051,449)					11,356,711
Asset-Backed/Commercial Mortgage-Backed Securities (13.7%)
2	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,770	1,783
2	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	2,270	2,287
2	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	4,910	5,027
2	Ally Auto Receivables Trust 2019-3	1.930%	5/15/24	12,310	12,308
2	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	710	708
2	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	21,500	21,864
2	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	25,780	26,287
2	American Express Credit Account Master
	Trust 2019-1	2.870%	10/15/24	9,530	9,734
2,4	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	5,406	5,571
2,4	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	600	611
2,4	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	460	509
2,4	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	2,745	2,789
2,4	Avis Budget Rental Car Funding AESOP
	LLC 2017-2A	2.970%	3/20/24	3,670	3,731
2,4	Avis Budget Rental Car Funding AESOP
	LLC 2018-1A	3.700%	9/20/24	3,070	3,192
2,4	Avis Budget Rental Car Funding AESOP
	LLC 2018-2A	4.000%	3/20/25	7,500	7,997
2,4	Avis Budget Rental Car Funding AESOP
	LLC 2019-1A	3.450%	3/20/23	4,430	4,533
2	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.429%	9/15/48	280	291
2	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	2,305	2,452
2	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	320	342
2	BANK 2017 - BNK4	3.625%	5/15/50	280	300
2	BANK 2017 - BNK5	3.390%	6/15/60	660	698
2	BANK 2017 - BNK6	3.254%	7/15/60	1,060	1,106
2	BANK 2017 - BNK6	3.518%	7/15/60	1,110	1,183
2	BANK 2017 - BNK6	3.741%	7/15/60	440	470
2	BANK 2017 - BNK7	3.175%	9/15/60	1,800	1,866
2	BANK 2017 - BNK7	3.435%	9/15/60	1,040	1,103
2	BANK 2017 - BNK8	3.488%	11/15/50	2,670	2,841
2	BANK 2017 - BNK9	3.538%	11/15/54	6,665	7,113
2	BANK 2018 - BN10	3.641%	2/15/61	1,030	1,095
2	BANK 2018 - BN12	4.255%	5/15/61	780	873
2	BANK 2018 - BN13	4.217%	8/15/61	220	246
2	BANK 2018 - BN14	4.185%	9/15/60	160	175
2	BANK 2018 - BN14	4.231%	9/15/60	1,055	1,181
2	BANK 2019 - BN17	3.623%	4/15/52	285	305
2	BANK 2019 - BN17	3.714%	4/15/52	4,459	4,836

2	BANK 2019 - BN18	3.584%	5/15/62	1,270	1,366
2	BANK 2019 - BN19	3.183%	8/15/61	3,910	4,081
2	BANK 2019 - BN21	2.851%	10/17/52	970	985
2	BANK 2019 - BN23	2.846%	12/15/52	1,890	1,934
2	BANK 2019 - BN23	2.920%	12/15/52	11,780	12,033
2	BANK 2019 - BN24	2.960%	11/15/62	30,620	31,382
2	BANK 2019 - BN20	3.011%	9/15/61	700	720
2	BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	6,800	6,907
2	BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	5,640	5,772
2	Benchmark 2018-B1 Mortgage Trust	3.602%	1/15/51	640	678
2	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	1,630	1,756
2	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	1,360	1,450
2	Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	4,325	4,692
2	Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	1,730	1,908
2	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	790	881
2	Benchmark 2018-B6 Mortgage Trust	4.170%	10/10/51	211	230
2	Benchmark 2019-B10 Mortgage Trust	3.615%	3/15/62	305	325
2	Benchmark 2019-B15 Mortgage Trust	2.859%	12/15/72	5,200	5,292
2	Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	20,500	20,742
2	BMW Vehicle Owner Trust 2018-A	1.920%	1/25/24	24,330	24,339
2	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	2,530	2,550
*,2	Brazos Higher Education Authority Inc.
	Series 2005-3, 3M USD LIBOR + 0.200%	2.147%	6/25/26	1,324	1,319
*,2	Brazos Higher Education Authority Inc.
	Series 2011-1, 3M USD LIBOR + 0.800%	2.710%	2/25/30	984	986
2,4	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	4,080	4,141
2,4	Canadian Pacer Auto Receivables Trust A
	Series 2019	2.960%	6/19/24	1,300	1,330
2,4	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.270%	12/19/22	5,910	5,942
2,4	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.440%	8/21/23	2,630	2,687
2	Cantor Commercial Real Estate Lending
	2019-CF3	3.006%	1/15/53	8,500	8,664
2	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	12,470	12,570
2	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	4,210	4,269
2	Capital One Auto Receivables Trust 2019-2	1.920%	5/15/24	28,620	28,587
2	Capital One Multi-Asset Execution Trust
	2019-A1	2.840%	12/15/24	29,470	30,082
2	CarMax Auto Owner Trust 2017-3	2.220%	11/15/22	9,990	10,022
2	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	2,470	2,481
2	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	3,329	3,342
2	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	1,960	1,982
2	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	19,380	19,655
2	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	9,680	9,941
2	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	11,640	11,858
2	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	4,290	4,455
2	CarMax Auto Owner Trust 2019-3	2.180%	8/15/24	27,410	27,470
2	CarMax Auto Owner Trust 2019-3	2.300%	4/15/25	5,000	5,017
2	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	33,050	33,099
2	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	4,790	4,800
2	CCUBS Commercial Mortgage Trust 2017-
	C1	3.283%	11/15/50	5,000	5,183
2	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	110	111
2	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	1,250	1,339
2	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	480	509

2	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	2,545	2,681
2	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	535	563
2	CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	1,290	1,316
2	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	1,144	1,143
2,4	CFCRE Commercial Mortgage Trust 2011-
	C2	5.741%	12/15/47	2,298	2,415
2	CFCRE Commercial Mortgage Trust 2016-
	C4	3.283%	5/10/58	3,376	3,497
2,4	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	11,962	12,089
2,4	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	23,176	23,426
2	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	8,576	8,662
2	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	5,400	5,435
2,4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	500	513
2	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	1,527	1,565
2	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	284	293
2	Citigroup Commercial Mortgage Trust 2014-
	GC19	3.753%	3/10/47	111	116
2	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	8,709	9,257
2	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	731	765
2	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	4,234	4,477
2	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.356%	7/10/47	756	784
2	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	1,575	1,664
2	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	275	289
2	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	1,640	1,706
2	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	4,507	4,747
2	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	20	21
2	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	620	660
2	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	6,541	6,978
2	Citigroup Commercial Mortgage Trust 2015-
	GC36	3.349%	2/10/49	2,600	2,710
2	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	1,467	1,524
2	Citigroup Commercial Mortgage Trust 2016-
	C2	2.575%	8/10/49	4,910	4,917
2	Citigroup Commercial Mortgage Trust 2016-
	GC37	3.050%	4/10/49	4,200	4,328
2	Citigroup Commercial Mortgage Trust 2016-
	GC37	3.314%	4/10/49	4,000	4,182
2	Citigroup Commercial Mortgage Trust 2016-
	P4	2.902%	7/10/49	120	123
2	Citigroup Commercial Mortgage Trust 2017-
	C4	3.471%	10/12/50	1,070	1,139

2	Citigroup Commercial Mortgage Trust 2017-
	P8	3.203%	9/15/50	4,200	4,362
2	Citigroup Commercial Mortgage Trust 2017-
	P8	3.465%	9/15/50	2,445	2,586
2	Citigroup Commercial Mortgage Trust 2018-
	C5	4.228%	6/10/51	65	72
2	Citigroup Commercial Mortgage Trust 2018-
	C6	4.343%	11/10/51	2,650	2,926
2	Citigroup Commercial Mortgage Trust 2019-
	C7	2.860%	12/15/72	10,150	10,196
2	Citigroup Commercial Mortgage Trust 2019-
	C7	3.042%	12/15/72	8,550	8,773
2	Citigroup Commercial Mortgage Trust 2019-
	C7	3.102%	12/15/72	20,500	21,179
2	CNH Equipment Trust 2017-C	2.080%	2/15/23	3,743	3,747
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	666	680
2	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	999	1,025
2	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	1,673	1,691
2,4	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	770	783
2	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	1,357	1,374
2	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	50	50
2	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	580	587
2,4	COMM 2013-300P Mortgage Trust	4.353%	8/10/30	910	972
2	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	2,059	2,171
2	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	922	986
2	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	578	594
2	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	390	401
2	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	2,128	2,254
2	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	7,500	7,999
2	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	10	10
2	COMM 2013-CCRE9 Mortgage Trust	4.222%	7/10/45	1,947	2,063
2,4	COMM 2013-CCRE9 Mortgage Trust	4.246%	7/10/45	2,331	2,415
2,4	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	417	429
2	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	160	171
2	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	933	950
2,4	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	600	611
2,4	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	100	106
2	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	4,000	4,237
2	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	993	1,060
2	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	10	11
2	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,328	1,411
2	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	330	351
2	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	6,420	6,656
2	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	4,082	4,315
2	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	2,370	2,459
2	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	3,917	4,134
2	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	5,242	5,491
2	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,587	1,695
2	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	570	595
2	COMM 2015-CCRE24 Mortgage Trust	3.432%	8/10/48	2,600	2,720
2	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	2,916	3,093
2	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	1,838	1,962
2	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,386	3,583
2	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	1,195	1,240
2	COMM 2019-G44 Mortgage Trust	2.873%	8/15/57	2,050	2,094
2	COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	4,720	4,813
2	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	857	916

2	CSAIL 2016-C7 Commercial Mortgage Trust	3.210%	11/15/49	3,400	3,506
2	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	2,683	2,815
2	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	1,280	1,352
2	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	1,110	1,220
2	CSAIL 2019-C18 Commercial Mortgage
	Trust	2.868%	12/15/52	2,040	2,072
2	CSAIL 2019-C18 Commercial Mortgage
	Trust	2.968%	12/15/52	1,950	1,988
2,4	Daimler Trucks Retail Trust 2019-1	2.770%	8/15/22	55,310	55,772
2,4	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	7,420	7,513
2	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	3,190	3,334
*,2,4 DELAM 2018-1, 1M USD LIBOR + 0.700%		2.464%	11/19/25	27,600	27,541
*,2,4 Dell Equipment Finance Trust 2018-2		3.160%	2/22/21	5,896	5,919
*,2,4 Dell Equipment Finance Trust 2019-1		2.830%	3/22/24	19,770	19,999
*,2	Deutsche Bank Commercial Mortgage Trust
	2016-C3	2.632%	8/10/49	9,200	9,264
*,2	Discover Card Execution Note Trust 2018-A5	3.320%	3/15/24	12,560	12,843
*,2	Discover Card Execution Note Trust 2019-A1	3.040%	7/15/24	12,100	12,387
*,2	Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	20,950	20,928
*,2,4 DLL Securitization Trust Series 2018-1		3.100%	4/18/22	12,103	12,174
*,2,4 DLL Securitization Trust Series 2018-A3		3.460%	1/20/22	28,490	28,769
*,2,4 DLL Securitization Trust Series 2018-A4		3.590%	6/20/24	6,870	7,039
*,2,4 DLL Securitization Trust Series 2019-DA1		2.890%	4/20/23	11,180	11,272
*,2,4 DLL Securitization Trust Series 2019-DA1		2.920%	4/20/27	8,160	8,316
*,2,4 DLL Securitization Trust Series 2019-MT3		2.080%	2/21/23	17,800	17,742
*,2,4 DLL Securitization Trust Series 2019-MT3		2.150%	9/21/26	10,200	10,161
*,2	Drive Auto Receivables Trust 2019-2	3.040%	3/15/23	11,260	11,324
*,2,4 Edsouth Indenture No 9 LLC 2015-1, 1M
	USD LIBOR + 0.800%	2.592%	10/25/56	263	262
2,4	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/20/24	6,740	6,804
2,4	Enterprise Fleet Financing LLC Series 2019-1	3.070%	10/20/24	9,750	9,963
1,2	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	6,926	7,108
1,2	Fannie Mae-Aces 2011-84A	5.250%	9/25/41	7,465	8,462
1,2	Fannie Mae-Aces 2013-19A	3.500%	3/25/43	20,130	21,410
1,2	Fannie Mae-Aces 2018-49E	3.500%	7/25/48	2,108	2,160
1,2	Fannie Mae-Aces 2018-73E	4.000%	10/25/48	7,728	8,145
1,2	FHLMC Multifamily Structured Pass Through
	Certificates 4823E	4.000%	9/15/48	26,784	28,100
1,2	FHLMC Multifamily Structured Pass Through
	Certificates 4826A	4.000%	9/15/48	19,753	20,635
1,2	FHLMC Multifamily Structured Pass Through
	Certificates 4763C	4.000%	8/15/47	4,035	4,348
1,2	FHLMC Multifamily Structured Pass Through
	Certificates 4818J	4.000%	8/15/48	2,162	2,265
1,2	FHLMC Multifamily Structured Pass Through
	Certificates 4819E	4.000%	7/15/48	14,296	14,956
1,2	FHLMC Multifamily Structured Pass Through
	Certificates 4827	4.000%	5/15/48	5,004	5,311
1,2	FHLMC Multifamily Structured Pass Through
	Certificates 4883A	4.000%	5/15/49	9,212	9,708
2	Fifth Third Auto Trust 2017-1	2.030%	7/15/24	13,110	13,111
2	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	6,194	6,240
2	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	27,110	27,365
2,4	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	2,982	2,988

2,4	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	13,230	13,277
2,4	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	11,072	11,071
2,4	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	39,440	39,859
2,4	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	16,690	16,800
2	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	664	663
2	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	7,500	7,501
2	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	3,683	3,685
2	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	13,630	13,746
2	Ford Credit Auto Owner Trust 2018-B	3.240%	4/15/23	24,130	24,497
2	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	8,300	8,520
2,4	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	6,690	6,962
2,4	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	17,320	18,096
2,4	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	23,631	24,827
2	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	35,430	35,912
2	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	18,600	18,984
2	Ford Credit Floorplan Master Owner Trust A
	Series 2017-2	2.160%	9/15/22	5,301	5,307
2	Ford Credit Floorplan Master Owner Trust A
	Series 2018-1	2.950%	5/15/23	54,110	54,736
2	Ford Credit Floorplan Master Owner Trust A
	Series 2018-3	3.520%	10/15/23	46,100	47,236
2	Ford Credit Floorplan Master Owner Trust A
	Series 2019-1	2.840%	3/15/24	25,280	25,614
2	GM Financial Automobile Leasing Trust
	2019-3	2.030%	6/20/22	23,630	23,597
2	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	4,430	4,512
2	GM Financial Consumer Automobile 2018-3	3.020%	5/16/23	18,400	18,628
2	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	5,820	5,974
2	GM Financial Consumer Automobile 2018-4	3.210%	10/16/23	14,600	14,847
2	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	8,450	8,743
2	GM Financial Consumer Automobile 2019-1	3.110%	7/16/24	11,470	11,787
2	GM Financial Consumer Automobile 2019-2	2.650%	2/16/24	27,340	27,581
2	GM Financial Consumer Automobile 2019-2	2.710%	8/16/24	8,260	8,418
2	GM Financial Consumer Automobile 2019-3	2.180%	4/16/24	15,340	15,412
2	GM Financial Securitized Term Auto
	Receivables Trust 2019-4	1.760%	1/16/25	3,710	3,675
2,4	GMF Floorplan Owner Revolving Trust 2018-2	3.130%	3/15/23	30,050	30,438
2,4	GMF Floorplan Owner Revolving Trust 2019-1	2.700%	4/15/24	4,170	4,193
2,4	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	20,456	20,587
2,4	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	25,470	26,591
*,2,4 Gosforth Funding 2018-1A plc, 3M USD
	LIBOR + 0.450%	2.360%	8/25/60	9,587	9,568
2,4	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.830%	6/17/24	3,690	3,718
2,4	GreatAmerica Leasing Receivables Funding
	LLC Series 2019-1	3.210%	2/18/25	4,110	4,207
2,4	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	233	243
2	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	1,055	1,082
2	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	30	31
2	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	5,884	6,240
2	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	210	224
2	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	140	148
2	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	1,680	1,752
2	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	3,630	3,837
2	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	90	93

2	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	40	42
2	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5	5
2	GS Mortgage Securities Trust 2015-GC32	3.498%	7/10/48	7,000	7,366
2	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	2,520	2,651
2	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	180	184
2	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	720	800
2	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	2,600	2,860
2	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	1,170	1,216
2	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	2,400	2,457
2	Harley-Davidson Motorcycle Trust 2019-A	2.340%	2/15/24	13,310	13,340
2	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	2,960	2,975
2,4	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	2,790	2,799
2,4	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	4,141	4,172
2,4	Hilton USA Trust 2016-HHV	3.719%	11/5/38	30	32
*,2,4 Holmes Master Issuer plc 2018-1, 3M USD
	LIBOR + 0.360%	2.361%	10/15/54	11,730	11,723
*,2,4 Holmes Master Issuer plc 2018-2A, 3M USD
	LIBOR + 0.420%	2.421%	10/15/54	15,313	15,293
2	Honda Auto Receivables 2017-2 Owner
	Trust	1.870%	9/15/23	10,000	9,993
2	Honda Auto Receivables 2017-3 Owner
	Trust	1.980%	11/20/23	6,490	6,497
2	Honda Auto Receivables 2018-3 Owner
	Trust	3.070%	11/21/24	5,020	5,118
2	Honda Auto Receivables 2018-4 Owner
	Trust	2.520%	6/21/23	12,490	12,604
2	Honda Auto Receivables 2018-4 Owner
	Trust	2.540%	3/21/25	2,530	2,567
2	Honda Auto Receivables 2018-4 Owner
	Trust	3.300%	7/15/25	11,220	11,536
2	Honda Auto Receivables 2019-1 Owner
	Trust	2.900%	6/18/24	5,000	5,113
2	Honda Auto Receivables 2019-3 Owner
	Trust	1.780%	8/15/23	33,200	33,126
2	Honda Auto Receivables 2019-3 Owner
	Trust	1.850%	8/15/25	9,700	9,635
2,4	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	13,080	13,429
2,4	HPEFS Equipment Trust 2019-1	2.190%	9/20/29	7,800	7,810
2,4	HPEFS Equipment Trust 2019-1	2.210%	9/20/29	1,500	1,501
2,4	Hudson Yards 2019-30HY	3.228%	7/10/39	910	937
2,4	Hyundai Auto Lease Securitization Trust
	2018-B	3.040%	10/15/21	10,311	10,366
2,4	Hyundai Auto Lease Securitization Trust
	2019-A	2.980%	7/15/22	21,560	21,808
2,4	Hyundai Auto Lease Securitization Trust
	2019-A	3.050%	12/15/22	3,540	3,596
2,4	Hyundai Auto Lease Securitization Trust
	2019-B	2.040%	8/15/22	27,590	27,525
2	Hyundai Auto Receivables Trust 2017-B	1.960%	2/15/23	11,040	11,033
2	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	6,050	6,162
2	Hyundai Auto Receivables Trust 2019-B	1.940%	2/15/24	9,820	9,822
2	Hyundai Auto Receivables Trust 2019-B	2.000%	4/15/25	2,770	2,767
2,4	Hyundai Floorplan Master Owner Trust
	Series 2019-1A	2.680%	4/15/24	5,210	5,270
2,4	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	2,184	2,249
2	John Deere Owner Trust 2018-B	3.080%	11/15/22	26,300	26,576
2	John Deere Owner Trust 2018-B	2.910%	7/17/23	27,010	27,344

2	John Deere Owner Trust 2018-B	3.230%	6/16/25	7,720	7,907
2	John Deere Owner Trust 2018-B	3.000%	1/15/26	4,270	4,372
2	John Deere Owner Trust 2019-B	2.210%	12/15/23	9,580	9,630
2	John Deere Owner Trust 2019-B	2.320%	5/15/26	5,100	5,115
2,4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	2,720	2,778
2,4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.418%	8/15/46	1,383	1,441
2,4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	9,826	10,039
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	340	350
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	813	825
2,4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	1,523	1,557
2,4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	1,633	1,666
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	2,822	2,971
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	380	390
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	185	195
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	1,250	1,336
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	2,841	2,905
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-C20	3.461%	7/15/47	182	186
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP3	2.870%	8/15/49	1,525	1,554
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	470	500
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	750	792
2	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.363%	7/15/45	1,220	1,259
2	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	3,137	3,281
2	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.039%	7/15/45	1,465	1,536
2	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	288	296
2	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	490	519
2	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	149	153
2	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	4,238	4,540
2	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	5,130	5,475
2	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	450	479
2	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	3.997%	4/15/47	90	96

2	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.493%	8/15/47	184	192
2	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	1,130	1,193
2	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	90	93
2	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	10	10
2	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	110	114
2	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	20	21
2	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	150	160
2	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	3,489	3,688
2	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	5,080	5,458
2	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	895	945
2	JPMDB Commercial Mortgage Securities
	Trust 2016-C4	3.141%	12/15/49	400	414
2	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	360	380
2	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	60	66
*,2,4 Lanark Master Issuer plc 2018-1A, 3M USD
	LIBOR + 0.420%	2.319%	12/22/69	3,317	3,315
*,2	Lanark Master Issuer plc 2018-2A, 3M USD
	LIBOR + 0.420%	2.319%	12/22/69	7,181	7,199
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	120	120
2	M Financial Securitized Term Auto
	Receivables Trust 2019-4	1.750%	7/16/24	26,510	26,367
2	Mercedes-Benz Auto Lease Trust 2018-B	3.210%	9/15/21	3,000	3,024
2	Mercedes-Benz Auto Lease Trust 2019-A	3.100%	11/15/21	2,000	2,018
2	Mercedes-Benz Auto Lease Trust 2019-A	2.000%	10/17/22	20,760	20,754
2	Mercedes-Benz Auto Receivables Trust
	2018-1	3.150%	10/15/24	6,700	6,872
2	Mercedes-Benz Auto Receivables Trust
	2019-1	2.040%	1/15/26	11,300	11,275
2,4	Mercedes-Benz Master Owner Trust 2019-B	2.610%	5/15/24	17,360	17,578
2,4	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	481	483
2,4	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	6,130	6,134
2,4	MMAF Equipment Finance LLC 2017-A	2.410%	8/16/24	6,180	6,210
2,4	MMAF Equipment Finance LLC 2017-A	2.680%	7/16/27	3,090	3,131
2,4	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	4,730	4,852
2,4	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	2,580	2,679
2,4	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	4,430	4,556
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	2,605	2,659
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	1,116	1,153
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	1,057	1,072

2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.081%	7/15/46	5,387	5,696
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	1,236	1,295
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.153%	8/15/46	190	201
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	298	307
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	150	160
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	85	90
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	400	425
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	200	214
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	1,935	2,043
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	5,400	5,736
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	3,338	3,530
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	330	348
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	570	601
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	60	64
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.326%	12/15/47	120	123
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	10	10
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.069%	2/15/48	150	153
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	60	62
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	11,430	11,965
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	7,440	7,889
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	780	829
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.372%	10/15/48	2,500	2,621
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	4,848	5,128
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	2,055	2,138
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.459%	12/15/49	5,600	5,918
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	3,763	4,013
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	1,250	1,327
2,4	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	2,251	2,296
2	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	7,386	7,903
2	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	760	787

2	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	687	694
2	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	5,363	5,677
2	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	1,260	1,329
2	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	4,257	4,559
2	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	790	866
2	Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/29	1,010	1,043
2	Morgan Stanley Captial I Trust MSC 2016-
	BN2	2.791%	11/15/49	1,570	1,588
*,2,4 Motor plc 2017-1A, 1M USD LIBOR +
	0.530%	2.322%	9/25/24	4,785	4,784
2,4	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	110	111
*,2,4 Navient Student Loan Trust 2016-2, 1M USD
	LIBOR + 1.050%	2.842%	6/25/65	949	954
*,2,4 Navient Student Loan Trust 2016-3, 1M USD
	LIBOR + 0.850%	2.642%	6/25/65	728	729
*,2,4 Navient Student Loan Trust 2016-6A, 1M
	USD LIBOR + 0.750%	2.542%	3/25/66	5,509	5,518
*,2,4 Navient Student Loan Trust 2017-1, 1M USD
	LIBOR + 0.750%	2.542%	7/26/66	13,828	13,858
2	Nissan Auto Lease Trust 2018-B	3.350%	9/15/23	7,110	7,200
2	Nissan Auto Lease Trust 2019-A	2.760%	3/15/22	12,290	12,407
2	Nissan Auto Lease Trust 2019-A	2.780%	7/15/24	6,030	6,095
2	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	12,380	12,410
2	Nissan Auto Receivables 2019-A Owner
	Trust	3.160%	12/16/24	6,700	6,872
2	Nissan Auto Receivables 2019-A Owner
	Trust	3.000%	9/15/25	5,690	5,845
2	Nissan Auto Receivables 2019-B Owner
	Trust	2.500%	11/15/23	12,860	12,992
2	Nissan Auto Receivables 2019-B Owner
	Trust	2.540%	12/15/25	2,500	2,537
2,4	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	1,250	1,255
*,2,4 Pepper Residential Securities Trust 2017-A,
	1M USD LIBOR + 1.100%	2.815%	3/10/58	2	2
*,2,4 Pepper Residential Securities Trust 2018-A,
	1M USD LIBOR + 0.950%	2.686%	3/12/47	12	12
*,2,4 Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	2.620%	1/16/60	955	955
*,2,4 Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 1.000%	2.765%	6/20/60	11,885	11,901
*,2,4 Pepper Residential Securities Trust 2023-
	A1U, 1M USD LIBOR + 0.950%	2.695%	8/18/60	6,721	6,721
*,2,4 Permanent Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.380%	2.366%	7/15/58	9,060	9,095
2,4	PFS Financing Corp. 2017-B	2.220%	7/15/22	630	631
2,4	PFS Financing Corp. 2017-D	2.400%	10/17/22	880	882
2,4	PFS Financing Corp. 2018-D	3.190%	4/17/23	440	446
*,2,4 PHEAA Student Loan Trust 2016-2A, 1M
	USD LIBOR + 0.950%	2.742%	11/25/65	4,369	4,344
2	Public Service New Hampshire Funding LLC
	2018-1	3.094%	2/1/26	3,945	4,021
*,2,4 Resimac Premier Series 2017-1A, 1M USD
	LIBOR + 0.950%	2.668%	9/11/48	1,139	1,140
*,2,4 Resimac Premier Series 2018-1A, 1M USD
	LIBOR + 0.800%	2.515%	11/10/49	750	749

*,2,4 Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	2.554%	12/5/59	1,136	1,136
*,2,4 Resimac Premier Series 2018-2, 1M USD
	LIBOR + 0.850%	2.565%	4/10/50	3,840	3,836
2,4	Santander Retail Auto Lease Trust 2018-A	2.930%	5/20/21	8,043	8,067
2,4	Santander Retail Auto Lease Trust 2018-A	3.060%	4/20/22	6,220	6,260
2,4	Santander Retail Auto Lease Trust 2019-A	2.770%	6/20/22	15,850	16,035
2,4	Securitized Term Auto Receivables Trust
	2018-1A	3.068%	1/25/22	8,690	8,735
2,4	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	3,100	3,157
2,4	Securitized Term Auto Receivables Trust
	2018-2A	3.544%	6/26/23	5,000	5,137
2	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	910	908
2,4	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	233	234
*,2,4 SMB Private Education Loan Trust 2016-B,
	1M USD LIBOR + 1.450%	3.190%	2/17/32	174	176
*,2,4 SMB Private Education Loan Trust 2016-C,
	1M USD LIBOR + 1.100%	2.840%	9/15/34	282	283
*,2,4 SMB Private Education Loan Trust 2017-A,
	1M USD LIBOR + 0.900%	2.640%	9/15/34	352	353
2,4	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	462	467
2,4	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	1,890	1,971
2,4	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	840	869
2,4	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	1,390	1,437
2,4	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	76	76
2,4	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	376	380
2,4	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	313	315
2,4	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	250	252
2,4	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	390	394
2,4	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	99	99
2,4	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	130	131
2,4	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	1,070	1,091
2,4	SoFi Professional Loan Program 2018-C
	LLC	3.590%	1/25/48	1,850	1,906
2,4	SoFi Professional Loan Program 2018-D
	LLC	3.120%	2/25/48	187	188
2,4	SoFi Professional Loan Program 2018-D
	LLC	3.600%	2/25/48	1,100	1,137
2	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	10,630	10,873
2	Synchrony Card Issuance Trust 2019-2A	2.340%	6/15/25	14,980	15,111
2	Synchrony Credit Card Master Note Trust
	2016-2	2.210%	5/15/24	6,820	6,847
2	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	10,670	10,832
2,4	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	105
2	Toyota Auto Receivables 2016-B Owner
	Trust	1.520%	8/16/21	916	915
2	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	955	958
2	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	540	544
2	Toyota Auto Receivables 2018-B Owner
	Trust	3.110%	11/15/23	4,160	4,246
2	Toyota Auto Receivables 2018-C Owner
	Trust	3.130%	2/15/24	10,070	10,344

2	Toyota Auto Receivables 2019-A Owner
	Trust	2.910%	7/17/23	44,780	45,396
2	Toyota Auto Receivables 2019-A Owner
	Trust	3.000%	5/15/24	3,800	3,908
2	Toyota Auto Receivables 2019-C Owner
	Trust	1.910%	9/15/23	34,940	34,906
2	Toyota Auto Receivables 2019-D Owner
	Trust	1.990%	2/18/25	6,850	6,844
2,4	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	1,260	1,260
2,4	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	3,800	3,875
2,4	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	33,390	33,758
2	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	273	282
2	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	1,235	1,323
2	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	453	476
2,4	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	4,409	4,516
2	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	1,499	1,521
2	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	220	226
2	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	150	155
2	UBS-Barclays Commercial Mortgage Trust
	2019-C18	3.035%	12/15/52	3,660	3,747
2,4	Verizon Owner Trust 2018-1	2.820%	9/20/22	7,851	7,892
2	Verizon Owner Trust 2018-A	3.230%	4/20/23	20,830	21,152
2	Verizon Owner Trust 2019-A	2.930%	9/20/23	14,630	14,831
2	Verizon Owner Trust 2019-A	1.940%	4/22/24	28,360	28,332
2,4	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,836	2,886
2	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.020%	11/21/22	13,794	13,954
2	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.150%	7/22/24	5,610	5,732
2	Volkswagen Auto Loan Enhanced Trust
	2018-2	3.250%	4/20/23	32,530	32,982
2	Volkswagen Auto Loan Enhanced Trust
	2018-2	3.330%	2/20/25	8,820	9,083
2	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	925	941
2	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	626	643
2	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	360	372
2	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	315	334
2	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.548%	8/15/50	30	31
2	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	10	11
2	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	10	10
2	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	1,715	1,778
2	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	107	110
2	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	440	462

2	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	3,189	3,386
2	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	2,120	2,257
2	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	4,935	5,296
2	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	3,630	3,872
2	Wells Fargo Commercial Mortgage Trust
	2016-BK1	2.652%	8/15/49	900	907
2	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	2,139	2,266
2	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.525%	12/15/49	1,770	1,860
2	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	8,935	9,651
2	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	1,285	1,362
2	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.157%	9/15/50	30	31
2	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	2,505	2,647
2	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	3,040	3,246
2	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	3,140	3,329
2	Wells Fargo Commercial Mortgage Trust
	2017-C42	3.589%	12/15/50	4,885	5,217
2	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	396	423
2	Wells Fargo Commercial Mortgage Trust
	2018-C46	4.152%	8/15/51	1,095	1,215
2	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.365%	9/15/61	2,470	2,734
2	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.442%	9/15/61	1,070	1,213
2	Wells Fargo Commercial Mortgage Trust
	2018-C48	4.245%	1/15/52	960	1,055
2	Wells Fargo Commercial Mortgage Trust
	2019-C49	3.933%	3/15/52	310	336
2	Wells Fargo Commercial Mortgage Trust
	2019-C49	4.023%	3/15/52	470	519
2	Wells Fargo Commercial Mortgage Trust
	2019-C50	3.635%	5/15/52	390	417
2	Wells Fargo Commercial Mortgage Trust
	2019-C52	2.892%	8/15/52	990	1,006
2	Wells Fargo Commercial Mortgage Trust
	2019-C54	3.146%	12/15/52	1,280	1,327
2,4	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	1,366	1,393
2	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	1,199	1,230
2	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	683	706
2	WFRBS Commercial Mortgage Trust 2012-
	C8	3.001%	8/15/45	233	237

2	WFRBS Commercial Mortgage Trust 2012-
	C9	2.870%	11/15/45	2,374	2,412
2	WFRBS Commercial Mortgage Trust 2012-
	C9	3.388%	11/15/45	633	649
2	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	413	424
2	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	255	270
2	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	143	147
2	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	544	560
2	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	1,665	1,779
2	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	2,540	2,671
2	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	1,215	1,299
2	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	30	32
2	WFRBS Commercial Mortgage Trust 2014-
	C21	3.410%	8/15/47	20	21
2	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	80	84
2	WFRBS Commercial Mortgage Trust 2014-
	C23	3.650%	10/15/57	5,411	5,683
2	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	925	987
2	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	3,190	3,365
2	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	2,570	2,698
2	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	2,597	2,764
2	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	3,590	3,630
2	World Omni Auto Receivables Trust 2018-D	3.330%	4/15/24	24,700	25,177
2	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	3,070	3,190
2	World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	5,230	5,397
2	World Omni Automobile Lease Securitization
	Trust 2018-B	3.190%	12/15/21	16,800	16,995
2	World Omni Automobile Lease Securitization
	Trust 2019-B	2.030%	11/15/22	27,800	27,767
2,4	World Omni Select Auto Trust A Series
	2018-1 A2	3.240%	4/15/22	11,488	11,502
2,4	World Omni Select Auto Trust A Series
	2018-1 A3	3.460%	3/15/23	9,350	9,417
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,278,981)					3,268,578
Corporate Bonds (20.9%)
Finance (12.5%)
	Banking (11.0%)
	American Express Co.	3.700%	8/3/23	35,905	37,787
	American Express Co.	3.000%	10/30/24	18,265	18,850
4	Australia & New Zealand Banking Group Ltd.	4.875%	1/12/21	500	514
	Banco Santander SA	4.379%	4/12/28	2,585	2,821
	Banco Santander SA	3.306%	6/27/29	7,600	7,822
2	Bank of America Corp.	2.369%	7/21/21	3,005	3,011
2	Bank of America Corp.	2.328%	10/1/21	9,260	9,271

2 Bank of America Corp.	2.816%	7/21/23	44,800	45,416
2 Bank of America Corp.	3.550%	3/5/24	142,215	147,107
2 Bank of America Corp.	3.864%	7/23/24	33,950	35,720
2 Bank of America Corp.	3.458%	3/15/25	22,500	23,421
2 Bank of America Corp.	3.366%	1/23/26	40,550	42,288
2 Bank of America Corp.	3.559%	4/23/27	2,777	2,927
Bank of America Corp.	3.248%	10/21/27	4,500	4,669
2 Bank of America Corp.	3.824%	1/20/28	21,886	23,461
2 Bank of America Corp.	3.705%	4/24/28	5,800	6,190
2 Bank of America Corp.	3.419%	12/20/28	11,330	11,866
2 Bank of America Corp.	3.970%	3/5/29	3,000	3,262
2 Bank of America Corp.	3.974%	2/7/30	20,990	22,846
2 Bank of America Corp.	3.194%	7/23/30	5,000	5,171
2 Bank of America Corp.	2.884%	10/22/30	1,500	1,515
Bank of Montreal	3.300%	2/5/24	20,000	20,823
Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,043
Bank of New York Mellon Corp.	2.050%	5/3/21	3,685	3,694
Bank of New York Mellon Corp.	3.450%	8/11/23	17,780	18,627
Bank of New York Mellon Corp.	3.400%	5/15/24	2,100	2,212
Bank of New York Mellon Corp.	3.000%	2/24/25	700	727
2 Bank of New York Mellon Corp.	3.442%	2/7/28	7,827	8,266
Bank of Nova Scotia	2.700%	8/3/26	11,250	11,431
4 Banque Federative du Credit Mutuel SA	2.500%	4/13/21	13,875	13,956
4 Banque Federative du Credit Mutuel SA	2.700%	7/20/22	37,330	37,862
4 Banque Federative du Credit Mutuel SA	3.750%	7/20/23	49,510	51,936
4 Banque Federative du Credit Mutuel SA	2.375%	11/21/24	11,000	10,981
BNP Paribas SA	5.000%	1/15/21	5,000	5,146
BNP Paribas SA	3.250%	3/3/23	6,235	6,461
2 Canadian Imperial Bank of Commerce	2.606%	7/22/23	10,000	10,091
Canadian Imperial Bank of Commerce	3.500%	9/13/23	19,475	20,442
Canadian Imperial Bank of Commerce	3.100%	4/2/24	3,800	3,913
Citibank NA	3.400%	7/23/21	5,000	5,100
2 Citigroup Inc.	2.312%	11/4/22	5,000	5,013
2 Citigroup Inc.	2.876%	7/24/23	20,000	20,339
Comerica Inc.	3.700%	7/31/23	23,915	25,102
4 Commonwealth Bank of Australia	2.000%	9/6/21	11,329	11,340
4 Commonwealth Bank of Australia	2.750%	3/10/22	9,180	9,335
4 Commonwealth Bank of Australia	3.450%	3/16/23	1,580	1,645
4 Commonwealth Bank of Australia	3.350%	6/4/24	24,350	25,449
4 Commonwealth Bank of Australia	3.150%	9/19/27	12,000	12,444
Cooperatieve Rabobank UA	2.750%	1/10/23	56,410	57,309
4 Cooperatieve Rabobank UA	3.875%	9/26/23	10,635	11,206
4 Cooperatieve Rabobank UA	2.625%	7/22/24	5,990	6,053
Credit Suisse AG	3.000%	10/29/21	4,150	4,227
Credit Suisse AG	3.625%	9/9/24	8,000	8,493
Fifth Third Bank	2.250%	6/14/21	6,133	6,157
First Republic Bank	2.500%	6/6/22	17,170	17,326
Goldman Sachs Group Inc.	2.600%	12/27/20	7,975	7,990
Goldman Sachs Group Inc.	5.750%	1/24/22	11,320	12,114
2 Goldman Sachs Group Inc.	2.876%	10/31/22	6,270	6,346
Goldman Sachs Group Inc.	3.625%	1/22/23	295	306
2 Goldman Sachs Group Inc.	2.908%	6/5/23	30,600	31,076
2 Goldman Sachs Group Inc.	2.905%	7/24/23	4,750	4,824
Goldman Sachs Group Inc.	3.850%	7/8/24	2,100	2,214
Goldman Sachs Group Inc.	3.500%	1/23/25	5,675	5,957
Goldman Sachs Group Inc.	3.750%	5/22/25	8,560	9,060
2 Goldman Sachs Group Inc.	3.691%	6/5/28	6,300	6,682

HSBC Holdings plc	2.650%	1/5/22	7,210	7,289
HSBC Holdings plc	4.875%	1/14/22	2,030	2,140
2 HSBC Holdings plc	3.262%	3/13/23	16,050	16,399
HSBC Holdings plc	3.600%	5/25/23	4,085	4,248
2 HSBC Holdings plc	3.033%	11/22/23	10,465	10,680
2 HSBC Holdings plc	3.950%	5/18/24	16,615	17,423
2 HSBC Holdings plc	3.803%	3/11/25	2,855	2,996
2 HSBC Holdings plc	2.633%	11/7/25	10,180	10,156
HSBC Holdings plc	3.900%	5/25/26	3,650	3,886
2 HSBC Holdings plc	4.292%	9/12/26	5,050	5,424
2 HSBC Holdings plc	4.041%	3/13/28	45,181	48,205
2 HSBC Holdings plc	4.583%	6/19/29	18,855	21,035
Huntington National Bank	3.250%	5/14/21	1,100	1,118
Huntington National Bank	2.500%	8/7/22	4,685	4,738
Huntington National Bank	3.550%	10/6/23	15,270	15,985
JPMorgan Chase & Co.	2.550%	3/1/21	11,356	11,420
JPMorgan Chase & Co.	4.350%	8/15/21	3,000	3,111
JPMorgan Chase & Co.	4.500%	1/24/22	5,296	5,554
JPMorgan Chase & Co.	2.972%	1/15/23	27,933	28,478
JPMorgan Chase & Co.	3.200%	1/25/23	1,955	2,016
2 JPMorgan Chase & Co.	3.207%	4/1/23	15,000	15,326
2 JPMorgan Chase & Co.	2.776%	4/25/23	8,975	9,081
JPMorgan Chase & Co.	2.700%	5/18/23	6,106	6,218
JPMorgan Chase & Co.	3.875%	2/1/24	4,000	4,278
2 JPMorgan Chase & Co.	3.559%	4/23/24	55,490	57,833
JPMorgan Chase & Co.	3.625%	5/13/24	6,500	6,870
2 JPMorgan Chase & Co.	4.023%	12/5/24	10,000	10,654
JPMorgan Chase & Co.	3.125%	1/23/25	8,856	9,238
2 JPMorgan Chase & Co.	3.220%	3/1/25	32,655	33,733
JPMorgan Chase & Co.	3.900%	7/15/25	14,605	15,755
2 JPMorgan Chase & Co.	2.301%	10/15/25	18,250	18,227
JPMorgan Chase & Co.	3.200%	6/15/26	11,430	11,899
2 JPMorgan Chase & Co.	3.540%	5/1/28	12,890	13,653
2 JPMorgan Chase & Co.	3.509%	1/23/29	8,575	9,088
2 JPMorgan Chase & Co.	4.005%	4/23/29	28,335	31,015
2 JPMorgan Chase & Co.	4.452%	12/5/29	15,000	17,064
2 JPMorgan Chase & Co.	3.702%	5/6/30	4,600	4,954
2 JPMorgan Chase & Co.	2.739%	10/15/30	20,000	20,000
KeyBank NA	2.500%	11/22/21	1,860	1,881
Manufacturers & Traders Trust Co.	2.500%	5/18/22	3,890	3,934
Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,700	3,802
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	24,101	24,338
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,470	1,472
Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	19,630	19,883
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	15,569	15,792
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	32,435	34,070
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	1,025	1,032
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	4,500	4,692
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	35,530	37,757
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	4,290	4,602
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	1,807	1,818
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	1,163	1,234
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	7,000	7,518
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	8,000	8,271
4 Mizuho Bank Ltd.	3.750%	4/16/24	3,860	4,061
4 Mizuho Bank Ltd.	3.600%	9/25/24	6,300	6,638
4 Mizuho Financial Group Inc.	2.632%	4/12/21	3,000	3,018

2 Mizuho Financial Group Inc.	2.555%	9/13/25	5,000	4,987
4 Mizuho Financial Group Inc.	3.477%	4/12/26	4,989	5,210
Mizuho Financial Group Inc.	4.018%	3/5/28	1,250	1,360
2 Mizuho Financial Group Inc.	3.153%	7/16/30	5,400	5,514
2 Mizuho Financial Group Inc.	2.869%	9/13/30	4,000	4,026
Morgan Stanley	5.750%	1/25/21	2,250	2,333
Morgan Stanley	3.875%	4/29/24	8,205	8,704
Morgan Stanley	3.700%	10/23/24	6,138	6,502
2 Morgan Stanley	2.720%	7/22/25	8,670	8,752
Morgan Stanley	4.000%	7/23/25	1,355	1,465
Morgan Stanley	3.875%	1/27/26	8,295	8,897
Morgan Stanley	3.625%	1/20/27	3,625	3,849
MUFG Americas Holdings Corp.	3.500%	6/18/22	7,000	7,244
MUFG Americas Holdings Corp.	3.000%	2/10/25	1,600	1,625
4 MUFG Bank Ltd.	2.850%	9/8/21	3,010	3,044
4 MUFG Bank Ltd.	3.750%	3/10/24	12,410	13,076
MUFG Union Bank NA	2.100%	12/9/22	8,000	8,016
PNC Bank NA	2.150%	4/29/21	2,294	2,299
PNC Bank NA	2.550%	12/9/21	5,135	5,178
PNC Bank NA	2.625%	2/17/22	3,980	4,021
PNC Bank NA	2.700%	11/1/22	3,400	3,433
PNC Bank NA	2.950%	2/23/25	11,263	11,517
PNC Bank NA	3.250%	6/1/25	27	28
PNC Bank NA	3.100%	10/25/27	8,067	8,414
PNC Bank NA	3.250%	1/22/28	6,245	6,556
PNC Financial Services Group Inc.	2.854%	11/9/22	1,335	1,358
PNC Financial Services Group Inc.	2.600%	7/23/26	3,820	3,868
PNC Financial Services Group Inc.	3.150%	5/19/27	4,000	4,133
PNC Financial Services Group Inc.	3.450%	4/23/29	15,370	16,332
Royal Bank of Canada	3.700%	10/5/23	9,880	10,418
Royal Bank of Canada	2.550%	7/16/24	14,025	14,234
Royal Bank of Canada	2.250%	11/1/24	18,806	18,893
Santander UK plc	3.400%	6/1/21	54,275	55,360
State Street Corp.	4.375%	3/7/21	6,800	6,996
2 State Street Corp.	2.354%	11/1/25	2,400	2,403
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	3,470	3,493
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	9,575	9,737
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	16,022	16,267
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	6,970	7,129
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	9,975	10,452
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	7,750	8,196
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	27,620	27,993
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	10,000	10,014
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	1,449	1,476
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	6,290	6,581
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	1,500	1,562
Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	1,000	1,040
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	13,550	13,797
Svenska Handelsbanken AB	3.900%	11/20/23	13,650	14,610
Toronto-Dominion Bank	3.500%	7/19/23	40,325	42,455
Toronto-Dominion Bank	2.650%	6/12/24	1,875	1,911
2 Toronto-Dominion Bank	3.625%	9/15/31	1,250	1,306
Truist Bank	2.850%	4/1/21	1,525	1,540
Truist Bank	2.150%	12/6/24	4,900	4,891
Truist Financial Corp.	3.750%	12/6/23	13,835	14,621
Truist Financial Corp.	2.500%	8/1/24	25,469	25,770
4 UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,470	5,536

4	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	24,139	24,396
4	UBS Group Funding Switzerland AG	3.491%	5/23/23	3,535	3,632
2,4	UBS Group Funding Switzerland AG	2.859%	8/15/23	26,640	26,966
4	UBS Group Funding Switzerland AG	4.125%	9/24/25	10,925	11,820
	US Bancorp	2.350%	1/29/21	750	753
	US Bancorp	3.700%	1/30/24	1,735	1,844
	US Bancorp	3.375%	2/5/24	5,650	5,914
	US Bancorp	3.950%	11/17/25	10,450	11,490
	US Bancorp	3.150%	4/27/27	4,000	4,185
	US Bancorp	3.000%	7/30/29	3,000	3,070
	US Bank NA	1.950%	1/9/23	13,000	13,012
	Wells Fargo & Co.	3.000%	1/22/21	2,240	2,265
	Wells Fargo & Co.	2.625%	7/22/22	19,780	20,045
	Wells Fargo & Co.	3.450%	2/13/23	8,300	8,585
	Wells Fargo & Co.	3.300%	9/9/24	8,943	9,361
	Wells Fargo & Co.	3.000%	2/19/25	31,170	32,146
2	Wells Fargo & Co.	2.406%	10/30/25	24,968	24,906
	Wells Fargo & Co.	3.000%	10/23/26	16,620	16,987
2	Wells Fargo & Co.	3.196%	6/17/27	18,850	19,512
2	Wells Fargo & Co.	3.584%	5/22/28	5,000	5,301
	Wells Fargo & Co.	4.150%	1/24/29	21,575	23,972
2	Wells Fargo & Co.	2.879%	10/30/30	23,600	23,740
	Wells Fargo Bank NA	3.550%	8/14/23	39,805	41,582
	Westpac Banking Corp.	2.100%	5/13/21	4,820	4,825
	Westpac Banking Corp.	2.000%	8/19/21	7,665	7,666
	Westpac Banking Corp.	2.750%	1/11/23	21,690	22,049
	Westpac Banking Corp.	3.300%	2/26/24	4,310	4,483
	Westpac Banking Corp.	2.350%	2/19/25	17,000	17,031
	Westpac Banking Corp.	3.350%	3/8/27	18,935	20,020

	Brokerage (0.4%)
	Ameriprise Financial Inc.	3.000%	3/22/22	1,875	1,917
	BlackRock Inc.	3.200%	3/15/27	1,545	1,633
	BlackRock Inc.	3.250%	4/30/29	7,750	8,276
	Charles Schwab Corp.	3.850%	5/21/25	17,155	18,554
	Charles Schwab Corp.	3.200%	1/25/28	4,143	4,330
	Charles Schwab Corp.	4.000%	2/1/29	8,980	9,939
	Charles Schwab Corp.	3.250%	5/22/29	8,475	8,942
	Invesco Finance plc	3.125%	11/30/22	5,203	5,347
	Invesco Finance plc	4.000%	1/30/24	4,000	4,237
	Invesco Finance plc	3.750%	1/15/26	3,427	3,640
	TD Ameritrade Holding Corp.	2.950%	4/1/22	10,571	10,797
	TD Ameritrade Holding Corp.	3.625%	4/1/25	3,670	3,894
	TD Ameritrade Holding Corp.	3.300%	4/1/27	2,750	2,872
	TD Ameritrade Holding Corp.	2.750%	10/1/29	11,957	12,032

	Insurance (0.7%)
4	AIA Group Ltd.	3.600%	4/9/29	12,000	12,624
4	AIG Global Funding	2.700%	12/15/21	2,625	2,659
	Berkshire Hathaway Inc.	2.750%	3/15/23	17,376	17,842
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,877	4,090
	Chubb INA Holdings Inc.	2.700%	3/13/23	2,940	3,005
	Chubb INA Holdings Inc.	3.350%	5/15/24	4,390	4,614
	Chubb INA Holdings Inc.	3.150%	3/15/25	1,545	1,622
	Chubb INA Holdings Inc.	3.350%	5/3/26	7,770	8,247
4	Jackson National Life Global Funding	3.300%	2/1/22	1,625	1,668
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	5,500	5,702

Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,370	2,484
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	10,130	10,654
4 MassMutual Global Funding II	2.500%	10/17/22	950	960
4 MassMutual Global Funding II	2.750%	6/22/24	14,920	15,290
4 MassMutual Global Funding II	2.950%	1/11/25	2,500	2,565
4 Metropolitan Life Global Funding I	3.600%	1/11/24	7,390	7,821
4 Metropolitan Life Global Funding I	3.450%	12/18/26	4,660	4,970
4 Swiss Re Treasury US Corp.	2.875%	12/6/22	7,330	7,450
UnitedHealth Group Inc.	2.875%	3/15/23	3,000	3,069
UnitedHealth Group Inc.	3.500%	6/15/23	4,500	4,709
UnitedHealth Group Inc.	3.500%	2/15/24	970	1,021
UnitedHealth Group Inc.	2.375%	8/15/24	355	360
UnitedHealth Group Inc.	3.750%	7/15/25	5,915	6,386
UnitedHealth Group Inc.	3.450%	1/15/27	2,115	2,267
UnitedHealth Group Inc.	2.950%	10/15/27	13,866	14,327
UnitedHealth Group Inc.	3.875%	12/15/28	3,290	3,628
UnitedHealth Group Inc.	2.875%	8/15/29	13,366	13,672

Real Estate Investment Trusts (0.4%)
AvalonBay Communities Inc.	3.350%	5/15/27	2,960	3,116
AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,346
Camden Property Trust	4.875%	6/15/23	5,935	6,416
Camden Property Trust	4.250%	1/15/24	1,738	1,859
Camden Property Trust	3.500%	9/15/24	435	455
Camden Property Trust	4.100%	10/15/28	5,510	6,119
ERP Operating LP	2.850%	11/1/26	6,140	6,270
ERP Operating LP	4.150%	12/1/28	11,480	12,849
ERP Operating LP	3.000%	7/1/29	8,120	8,375
ERP Operating LP	2.500%	2/15/30	1,500	1,484
Federal Realty Investment Trust	3.000%	8/1/22	9,455	9,641
Federal Realty Investment Trust	2.750%	6/1/23	5,330	5,415
Federal Realty Investment Trust	3.250%	7/15/27	6,335	6,573
Public Storage	3.385%	5/1/29	8,880	9,391
Simon Property Group LP	3.750%	2/1/24	1,000	1,060
Simon Property Group LP	3.500%	9/1/25	1,003	1,065
Simon Property Group LP	3.300%	1/15/26	5,080	5,315
Simon Property Group LP	3.375%	6/15/27	5,500	5,806
Simon Property Group LP	3.375%	12/1/27	6,775	7,164
Simon Property Group LP	2.450%	9/13/29	3,300	3,238
				2,976,706
Industrial (7.0%)
Basic Industry (0.3%)
4 Air Liquide Finance SA	1.750%	9/27/21	18,481	18,411
4 Air Liquide Finance SA	2.250%	9/27/23	25,555	25,562
Airgas Inc.	2.900%	11/15/22	2,575	2,624
4 Chevron Phillips Chemical Co. LLC /
Chevron Phillips Chemical Co. LP	3.400%	12/1/26	9,090	9,510
4 Chevron Phillips Chemical Co. LLC /
Chevron Phillips Chemical Co. LP	3.700%	6/1/28	10,615	11,282
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	4,955	5,317

Capital Goods (0.9%)
3M Co.	2.000%	2/14/25	32,235	31,953
Boeing Co.	2.600%	10/30/25	3,000	3,022
Boeing Co.	3.100%	5/1/26	13,500	13,919
Boeing Co.	2.250%	6/15/26	9,200	9,061
Boeing Co.	2.800%	3/1/27	2,285	2,314

Boeing Co.	3.250%	3/1/28	815	846
Caterpillar Financial Services Corp.	2.850%	6/1/22	7,100	7,247
Caterpillar Financial Services Corp.	2.400%	6/6/22	13,610	13,759
Caterpillar Financial Services Corp.	3.750%	11/24/23	6,005	6,399
Caterpillar Financial Services Corp.	2.150%	11/8/24	5,000	5,012
Caterpillar Inc.	3.900%	5/27/21	1,613	1,656
Caterpillar Inc.	2.600%	6/26/22	1,755	1,781
Caterpillar Inc.	2.600%	9/19/29	12,000	12,082
Deere & Co.	2.600%	6/8/22	5,825	5,919
General Dynamics Corp.	3.000%	5/11/21	2,000	2,032
General Dynamics Corp.	2.625%	11/15/27	28,665	29,318
Illinois Tool Works Inc.	2.650%	11/15/26	12,675	13,026
John Deere Capital Corp.	2.750%	3/15/22	5,830	5,937
John Deere Capital Corp.	2.950%	4/1/22	2,675	2,737
John Deere Capital Corp.	2.650%	6/24/24	10,000	10,238
John Deere Capital Corp.	2.250%	9/14/26	8,040	8,037
Precision Castparts Corp.	2.500%	1/15/23	15,000	15,263
4 Siemens Financieringsmaatschappij NV	2.700%	3/16/22	12,300	12,453

Communication (0.7%)
America Movil SAB de CV	5.000%	3/30/20	2,246	2,260
America Movil SAB de CV	3.125%	7/16/22	1,160	1,183
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,700	2,053
Comcast Corp.	3.125%	7/15/22	2,905	2,994
Comcast Corp.	3.600%	3/1/24	9,390	9,943
Comcast Corp.	3.375%	2/15/25	29,805	31,400
Comcast Corp.	3.375%	8/15/25	23,444	24,868
Comcast Corp.	4.150%	10/15/28	24,375	27,432
NBCUniversal Media LLC	2.875%	1/15/23	27,000	27,709
S&P Global Inc.	4.400%	2/15/26	5,000	5,555
S&P Global Inc.	2.500%	12/1/29	10,680	10,701
Walt Disney Co.	1.750%	8/30/24	20,120	19,893
Walt Disney Co.	3.375%	11/15/26	10,000	10,697

Consumer Cyclical (0.8%)
American Honda Finance Corp.	2.150%	9/10/24	15,000	15,003
4 BMW US Capital LLC	3.400%	8/13/21	14,100	14,423
Costco Wholesale Corp.	2.750%	5/18/24	3,380	3,485
Costco Wholesale Corp.	3.000%	5/18/27	4,225	4,458
Home Depot Inc.	3.900%	12/6/28	10,000	11,158
Home Depot Inc.	2.950%	6/15/29	7,000	7,269
Mastercard Inc.	2.000%	3/3/25	40,000	39,780
Mastercard Inc.	2.950%	11/21/26	6,000	6,257
Mastercard Inc.	2.950%	6/1/29	11,000	11,466
4 Nissan Motor Acceptance Corp.	2.550%	3/8/21	6,215	6,225
4 Nissan Motor Acceptance Corp.	2.600%	9/28/22	2,825	2,830
Target Corp.	3.375%	4/15/29	4,500	4,883
TJX Cos. Inc.	2.500%	5/15/23	1,100	1,121
TJX Cos. Inc.	2.250%	9/15/26	7,870	7,870
Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	21,989
Visa Inc.	3.150%	12/14/25	29,040	30,661
Walmart Inc.	2.350%	12/15/22	1,165	1,185
Walmart Inc.	3.400%	6/26/23	3,000	3,150
Walmart Inc.	2.850%	7/8/24	2,800	2,897

Consumer Noncyclical (1.3%)

4 Bristol-Myers Squibb Co.	2.900%	7/26/24	3,500	3,607
4 Bristol-Myers Squibb Co.	3.200%	6/15/26	26,790	28,066
4 Bristol-Myers Squibb Co.	3.400%	7/26/29	26,395	28,197
Brown-Forman Corp.	2.250%	1/15/23	5,000	4,995
Coca-Cola Co.	1.750%	9/6/24	8,000	7,972
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,500	1,585
Eli Lilly & Co.	2.750%	6/1/25	3,771	3,885
Eli Lilly & Co.	3.375%	3/15/29	1,500	1,614
Estee Lauder Cos. Inc.	2.375%	12/1/29	10,000	9,987
Gilead Sciences Inc.	2.500%	9/1/23	1,600	1,624
Gilead Sciences Inc.	3.700%	4/1/24	17,810	18,907
Gilead Sciences Inc.	3.500%	2/1/25	19,025	20,181
Gilead Sciences Inc.	3.650%	3/1/26	7,600	8,170
GlaxoSmithKline Capital plc	3.000%	6/1/24	12,000	12,439
GlaxoSmithKline Capital plc	3.375%	6/1/29	10,000	10,699
Hershey Co.	2.050%	11/15/24	5,000	4,995
Hershey Co.	2.450%	11/15/29	10,000	10,009
Kaiser Foundation Hospitals	3.500%	4/1/22	1,235	1,276
Kaiser Foundation Hospitals	3.150%	5/1/27	965	1,005
Kimberly-Clark Corp.	3.625%	8/1/20	700	708
Medtronic Inc.	3.500%	3/15/25	25,808	27,640
Merck & Co. Inc.	3.400%	3/7/29	20,000	21,598
Mercy Health	4.302%	7/1/28	7,000	7,737
Pfizer Inc.	3.450%	3/15/29	5,000	5,377
Philip Morris International Inc.	3.125%	8/17/27	5,000	5,167
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	300	303
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	5,000	4,895
4 Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	1,150	1,155
4 Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	5,000	5,083
4 Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	25,000	25,403
Sanofi	4.000%	3/29/21	7,000	7,180
SSM Health Care Corp.	3.688%	6/1/23	13,650	14,201
Unilever Capital Corp.	2.125%	9/6/29	9,500	9,203

Energy (1.4%)
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	8,875	9,245
BP Capital Markets America Inc.	4.500%	10/1/20	3,575	3,642
BP Capital Markets America Inc.	4.742%	3/11/21	915	946
BP Capital Markets America Inc.	3.245%	5/6/22	10,875	11,225
BP Capital Markets America Inc.	2.750%	5/10/23	10,080	10,303
BP Capital Markets America Inc.	3.790%	2/6/24	5,950	6,326
BP Capital Markets America Inc.	3.224%	4/14/24	8,400	8,760
BP Capital Markets America Inc.	3.796%	9/21/25	8,000	8,650
BP Capital Markets America Inc.	3.119%	5/4/26	19,465	20,282
BP Capital Markets plc	3.561%	11/1/21	2,387	2,459
BP Capital Markets plc	3.062%	3/17/22	4,000	4,102
BP Capital Markets plc	2.500%	11/6/22	1,440	1,466
BP Capital Markets plc	3.994%	9/26/23	1,000	1,067
BP Capital Markets plc	3.814%	2/10/24	35,250	37,615
BP Capital Markets plc	3.535%	11/4/24	8,740	9,301
BP Capital Markets plc	3.506%	3/17/25	8,000	8,513
ConocoPhillips Co.	4.950%	3/15/26	17,605	20,209
EOG Resources Inc.	3.150%	4/1/25	10,555	11,054
Exxon Mobil Corp.	2.275%	8/16/26	10,000	10,025

Shell International Finance BV	4.375%	3/25/20	2,050	2,060
Shell International Finance BV	1.875%	5/10/21	825	825
Shell International Finance BV	3.250%	5/11/25	23,255	24,572
Shell International Finance BV	2.875%	5/10/26	7,445	7,719
Shell International Finance BV	2.375%	11/7/29	29,195	28,899
Total Capital Canada Ltd.	2.750%	7/15/23	3,699	3,785
Total Capital International SA	2.875%	2/17/22	4,500	4,591
Total Capital International SA	3.700%	1/15/24	5,830	6,187
Total Capital International SA	2.434%	1/10/25	10,000	10,112
Total Capital International SA	3.455%	2/19/29	5,000	5,399
Total Capital International SA	2.829%	1/10/30	21,490	22,031
Total Capital SA	4.125%	1/28/21	895	915

Technology (1.4%)
Apple Inc.	3.000%	2/9/24	11,675	12,083
Apple Inc.	3.450%	5/6/24	6,000	6,376
Apple Inc.	2.850%	5/11/24	9,045	9,347
Apple Inc.	2.750%	1/13/25	10,240	10,569
Apple Inc.	2.500%	2/9/25	3,430	3,496
Apple Inc.	3.250%	2/23/26	13,092	13,847
Apple Inc.	2.450%	8/4/26	7,245	7,345
Apple Inc.	3.350%	2/9/27	8,158	8,681
Apple Inc.	2.900%	9/12/27	5,825	6,056
Intel Corp.	3.700%	7/29/25	10,000	10,804
Intel Corp.	2.450%	11/15/29	21,350	21,227
International Business Machines Corp.	3.450%	2/19/26	2,500	2,660
International Business Machines Corp.	3.300%	5/15/26	45,085	47,495
International Business Machines Corp.	3.500%	5/15/29	18,985	20,376
Microsoft Corp.	2.875%	2/6/24	19,090	19,793
Microsoft Corp.	2.700%	2/12/25	1,175	1,214
Microsoft Corp.	3.125%	11/3/25	3,365	3,557
Microsoft Corp.	2.400%	8/8/26	15,595	15,752
Oracle Corp.	2.500%	5/15/22	9,010	9,138
Oracle Corp.	2.400%	9/15/23	750	762
Oracle Corp.	3.400%	7/8/24	10,000	10,550
Oracle Corp.	2.950%	11/15/24	21,704	22,501
Oracle Corp.	2.950%	5/15/25	5,140	5,342
Oracle Corp.	2.650%	7/15/26	5,115	5,221
Oracle Corp.	3.250%	11/15/27	14,885	15,737
QUALCOMM Inc.	2.600%	1/30/23	4,815	4,899
QUALCOMM Inc.	2.900%	5/20/24	27,920	28,769
QUALCOMM Inc.	3.450%	5/20/25	5,000	5,271
QUALCOMM Inc.	3.250%	5/20/27	10,570	11,067

Transportation (0.2%)
2 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	392	413
2 CSX Transportation Inc.	6.251%	1/15/23	1,080	1,181
2 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	4,361	4,750
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	2,612	2,750
2 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	16,022	16,684
2 Spirit Airlines Pass Through Trust 2017-1A	3.650%	2/15/30	14,170	14,406
2 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	1,155	1,238

United Parcel Service Inc.	2.800%	11/15/24	5,000	5,156
United Parcel Service Inc.	3.400%	3/15/29	5,000	5,353
				1,668,529
Utilities (1.4%)
Electric (1.4%)
AEP Transmission Co. LLC	3.100%	12/1/26	8,040	8,287
Ameren Illinois Co.	2.700%	9/1/22	2,047	2,082
Arizona Public Service Co.	2.200%	1/15/20	3,340	3,340
Arizona Public Service Co.	2.600%	8/15/29	5,575	5,518
Baltimore Gas & Electric Co.	2.800%	8/15/22	950	965
Berkshire Hathaway Energy Co.	2.800%	1/15/23	4,455	4,543
Berkshire Hathaway Energy Co.	3.750%	11/15/23	16,200	17,098
Berkshire Hathaway Energy Co.	3.250%	4/15/28	8,975	9,364
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,460	1,467
Commonwealth Edison Co.	3.400%	9/1/21	9,800	10,026
Commonwealth Edison Co.	2.550%	6/15/26	3,480	3,507
Connecticut Light & Power Co.	3.200%	3/15/27	5,480	5,749
DTE Electric Co.	2.650%	6/15/22	10,112	10,252
Duke Energy Carolinas LLC	2.950%	12/1/26	7,000	7,213
Duke Energy Carolinas LLC	2.450%	8/15/29	7,430	7,366
Duke Energy Florida LLC	4.550%	4/1/20	1,375	1,384
Duke Energy Florida LLC	3.200%	1/15/27	13,252	13,786
Duke Energy Florida LLC	3.800%	7/15/28	7,415	8,068
Duke Energy Florida LLC	2.500%	12/1/29	25,000	24,934
Entergy Arkansas Inc.	3.700%	6/1/24	6,213	6,584
Entergy Arkansas Inc.	3.500%	4/1/26	10,288	10,817
Entergy Louisiana LLC	3.300%	12/1/22	1,450	1,489
Entergy Louisiana LLC	2.400%	10/1/26	5,560	5,519
Entergy Louisiana LLC	3.120%	9/1/27	15,550	16,071
Georgia Power Co.	2.400%	4/1/21	9,510	9,545
Georgia Power Co.	2.850%	5/15/22	1,820	1,851
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	3,375	3,440
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	3,975	4,100
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	330	340
National Rural Utilities Cooperative Finance
Corp.	3.400%	2/7/28	7,355	7,808
National Rural Utilities Cooperative Finance
Corp.	3.700%	3/15/29	12,935	14,109
Oncor Electric Delivery Co. LLC	2.750%	6/1/24	20,000	20,321
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,080	3,179
PacifiCorp	3.500%	6/15/29	24,959	26,880
Public Service Electric & Gas Co.	3.000%	5/15/27	3,430	3,541
Southwestern Public Service Co.	3.300%	6/15/24	14,881	15,461
Union Electric Co.	2.950%	6/15/27	1,177	1,205
Virginia Electric & Power Co.	2.950%	1/15/22	8,540	8,677
Virginia Electric & Power Co.	2.750%	3/15/23	2,515	2,555
Virginia Electric & Power Co.	3.450%	2/15/24	1,730	1,805
Virginia Electric & Power Co.	3.100%	5/15/25	1,510	1,566
Virginia Electric & Power Co.	3.150%	1/15/26	5,700	5,949
Virginia Electric & Power Co.	2.950%	11/15/26	10,000	10,264
Virginia Electric & Power Co.	3.500%	3/15/27	2,720	2,887
Westar Energy Inc.	2.550%	7/1/26	3,000	3,007

Natural Gas (0.0%)

	Atmos Energy Corp.	2.625%	9/15/29	2,400	2,409
					336,328
Total Corporate Bonds (Cost $4,827,642)					4,981,563
Sovereign Bonds (5.6%)
4	Avi Funding Co. Ltd.	2.850%	9/16/20	10,950	10,993
4	Banco del Estado de Chile	2.668%	1/8/21	1,175	1,174
	Bermuda	4.138%	1/3/23	1,150	1,207
4	Bermuda	4.138%	1/3/23	2,700	2,828
	Bermuda	4.854%	2/6/24	6,751	7,381
4	Bermuda	4.854%	2/6/24	3,206	3,501
4	BNG Bank NV	2.500%	2/28/20	30,000	30,028
4	BNG Bank NV	2.125%	12/14/20	13,001	13,038
4	BNG Bank NV	1.500%	10/16/24	25,000	24,625
4	CDP Financial Inc.	3.150%	7/24/24	1,519	1,584
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	2,294	2,297
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	30,069	31,317
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	6,895	7,208
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	24,510	26,178
4	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,029
	Corp. Andina de Fomento	2.200%	7/18/20	4,375	4,373
	Corp. Andina de Fomento	4.375%	6/15/22	6,291	6,587
4	CPPIB Capital Inc.	2.250%	1/25/22	58,500	58,990
4,5	Development Bank of Japan Inc.	3.125%	9/6/23	12,000	12,483
5	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	8,776
4,6	Dexia Credit Local SA	1.875%	9/15/21	15,000	14,995
4	Dexia Credit Local SA	2.375%	9/20/22	16,910	17,117
4	Dexia Credit Local SA	3.250%	9/26/23	70,000	73,195
4	Electricite de France SA	2.350%	10/13/20	1,825	1,828
4	Emirate of Abu Dhabi	2.125%	9/30/24	37,000	36,901
	Equinor ASA	3.150%	1/23/22	8,000	8,204
	Equinor ASA	2.450%	1/17/23	3,350	3,401
	Equinor ASA	3.700%	3/1/24	7,000	7,456
	Export-Import Bank of Korea	4.000%	1/29/21	2,800	2,854
	Export-Import Bank of Korea	2.500%	5/10/21	5,000	5,025
	Export-Import Bank of Korea	1.875%	10/21/21	10,000	9,974
	Export-Import Bank of Korea	5.000%	4/11/22	7,200	7,671
	Export-Import Bank of Korea	3.000%	11/1/22	2,000	2,052
	Export-Import Bank of Korea	2.375%	6/25/24	18,000	18,100
	Export-Import Bank of Korea	3.250%	11/10/25	10,000	10,503
4	Harvest Operations Corp.	4.200%	6/1/23	8,000	8,483
	Hydro-Quebec	8.050%	7/7/24	470	585
	IDB Trust Services Ltd.	2.393%	4/12/22	25,624	25,840
5	Japan Bank for International Cooperation	2.250%	2/24/20	29,500	29,511
5	Japan Bank for International Cooperation	2.125%	7/21/20	11,000	11,015
5	Japan Bank for International Cooperation	2.125%	11/16/20	27,100	27,143
5	Japan Bank for International Cooperation	3.375%	10/31/23	10,000	10,519
5	Japan Bank for International Cooperation	2.500%	5/23/24	20,000	20,364
	Kingdom of Saudi Arabia	2.375%	10/26/21	6,500	6,526
	Korea Development Bank	2.500%	1/13/21	6,000	6,021
	Korea Development Bank	4.625%	11/16/21	605	632
	Korea Development Bank	3.375%	3/12/23	30,000	31,119
	Korea Development Bank	2.125%	10/1/24	33,000	32,868
*	Korea Development Bank, 3M USD LIBOR +
	0.675%	2.577%	9/19/20	8,850	8,869
	Korea Hydro & Nuclear Power Co. Ltd.	4.750%	7/13/21	9,984	10,374
7	KSA Sukuk Ltd.	3.628%	4/20/27	13,000	13,792

4	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	20,096	20,484
4	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	6,600	7,030
4	Ontario Teachers' Cadillac Fairview
	Properties Trust	4.125%	2/1/29	24,580	27,155
	Petronas Global Sukuk Ltd.	2.707%	3/18/20	60,870	60,921
4	Province of Alberta	1.750%	8/26/20	1,650	1,650
	Province of Manitoba	2.100%	9/6/22	2,100	2,112
	Province of Ontario	4.400%	4/14/20	24,595	24,772
	Province of Quebec	2.750%	8/25/21	10,150	10,314
	Province of Quebec	2.375%	1/31/22	15,700	15,871
	Province of Quebec	7.500%	7/15/23	2,065	2,446
	Province of Quebec	7.125%	2/9/24	2,674	3,197
	Province of Quebec	2.750%	4/12/27	4,730	4,917
2,4	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	133	135
	Republic of Chile	3.250%	9/14/21	7,150	7,284
	Republic of Latvia	2.750%	1/12/20	5,260	5,259
	Republic of Lithuania	7.375%	2/11/20	117,326	118,001
	Republic of Lithuania	6.125%	3/9/21	58,266	61,044
	Republic of Lithuania	6.625%	2/1/22	16,300	17,859
	Republic of Poland	5.125%	4/21/21	10,910	11,359
	Republic of Poland	5.000%	3/23/22	30,837	32,910
	Republic of Poland	4.000%	1/22/24	10,000	10,762
	Republic of Slovenia	5.500%	10/26/22	3,385	3,717
	Republic of Slovenia	5.250%	2/18/24	18,841	21,242
4	SABIC Capital II BV	4.000%	10/10/23	17,612	18,540
	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	6,000	6,005
4	Sinopec Group Overseas Development 2017
	Ltd.	2.375%	4/12/20	9,000	9,001
4	Slovak Republic	4.375%	5/21/22	2,500	2,634
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	12,340	12,480
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	7,920	8,308
	State of Kuwait	2.750%	3/20/22	12,563	12,759
	State of Qatar	4.500%	1/20/22	29,000	30,378
	State of Qatar	3.875%	4/23/23	2,501	2,640
	State of Qatar	3.375%	3/14/24	22,797	23,844
	State of Qatar	4.000%	3/14/29	807	901
4	Temasek Financial I Ltd.	2.375%	1/23/23	2,000	2,018
4	Temasek Financial I Ltd.	3.625%	8/1/28	20,000	22,016
Total Sovereign Bonds (Cost $1,315,144)					1,340,499
Taxable Municipal Bonds (0.3%)
	California GO	2.650%	4/1/26	50,000	51,150
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.995%	7/1/20	2,250	2,264
	Regents of the University of California
	Revenue	3.063%	7/1/25	3,430	3,592
Total Taxable Municipal Bonds (Cost $56,232)					57,006
				Shares
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
8	Vanguard Market Liquidity Fund (Cost
	$294,195)	1.816%		2,941,656	294,196

Total Investments (89.3%) (Cost $19,823,643)					21,298,553

			Face
		Maturity	Amount
	Coupon	Date	($000)
Conventional Mortgage-Backed Securities – Liability for Sale Commitments (-4.9%)
1,2,3UMBS Pool	3.000%	2/1/49-1/1/50	130,687	(132,307)
1,2,3UMBS Pool	3.500%	7/1/47-1/1/50	55,493	(58,284)
1,2,3UMBS Pool	4.000%	1/1/49-2/1/50	937,234	(972,466)
Conventional Mortgage-Backed Securities – Liability for Sale Commitments
(Proceeds $1,163,142)				(1,163,057)
Other Assets and Liabilities-Net (15.6%)				3,722,507
Net Assets (100%)				23,858,003

* Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
• Securities with a value of $6,921,000 have been segregated as collateral for certain open To Be Announced (TBA)
transactions.
§ Securities with a value of $14,703,000 have been segregated as initial margin for open centrally cleared swap contracts.
^ Securities with a value of $23,455,000 have been segregated as initial margin for open futures contracts.
1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2019.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate value of these securities was $1,923,288,000, representing 8.1% of net assets.
5 Guaranteed by the Government of Japan.
6 Guaranteed by multiple countries.
7 Guaranteed by the Kingdom of Saudi Arabia.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2020	16,074	1,906,527	(4,618)
2-Year U.S. Treasury Note	March 2020	7,886	1,699,433	(261)
10-Year U.S. Treasury Note	March 2020	9,480	1,217,439	(8,554)
				(13,433)

Institutional Intermediate-Term Bond Fund

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2020	(993)	(139,718)	315
Ultra Long U.S. Treasury Bond	March 2020	(188)	(34,151)	1,012
30-Year U.S. Treasury Bond	March 2020	(105)	(16,370)	54
				1,381
				(12,052)

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
America	6/20/23	BARC	6,200	1.000	61	78	139	-
Movil /A3
Credit Protection Purchased
State of
Qatar	6/20/22	BOANA	4,080	(1.000)	(90)	(25)	-	(115)
State of	6/20/22	CITNA	7,920	(1.000)	(175)	(46)	-	(221)
Qatar
Wells
Fargo &	9/20/20	BOANA	3,740	(1.000)	(25)	11	-	(14)
Co.
							-
					(290)	(60)		(350)
					(229)	18	139	(350)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

BARC--Barclays Bank plc.

BOANA--Bank of America, N.A.

CITNA--Citi Bank N.A.

Institutional Intermediate-Term Bond Fund

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest Rate	Interest Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid)[2]	(Paid)[3]	Value	(Depreciation)
Termination Date	Date	($000)	(%)	(%)	($000)	($000)
3/18/21	3/18/20[1]	91,349	1.750	0.000	42	(45)
3/18/22	3/18/20[1]	104,269	(1.750)	0.000	(204)	121
3/20/23	3/18/20[1]	119,235	(1.750)	0.000	(300)	268
3/18/24	3/18/20[1]	108,511	(1.750)	0.000	(254)	373
3/18/25	3/18/20[1]	76,016	(1.750)	0.000	(100)	356
3/18/27	3/18/20[1]	30,535	(2.000)	0.000	(409)	238
					(1,225)	1,311

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semiannually.
3 Based on 3-month LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of

Institutional Intermediate-Term Bond Fund

variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Schedule of Investments as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain

Institutional Intermediate-Term Bond Fund

provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse;
and has entered into agreements with its clearing brokers and executing brokers.

D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At December 31, 2019, counterparties had deposited in segregated accounts securities with a value of $703,000 and cash of $2,476,000 in connection with TBA transactions.

E. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for
Investment Securities Purchased.

Institutional Intermediate-Term Bond Fund

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	11,356,711	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,268,578	—
Corporate Bonds	—	4,981,563	—
Sovereign Bonds	—	1,340,499	—
Taxable Municipal Bonds	—	57,006	—
Temporary Cash Investments	294,196	—	—
Conventional Mortgage-Backed Securities—
Liability for Sale Commitments	—	(1,163,057)	—
Futures Contracts—Assets[1]	1,136	—	—
Futures Contracts—Liabilities[1]	(1,538)	—	—
Swap Contracts—Assets	177[1]	139	—
Swap Contracts—Liabilities	(10)[1]	(350)	—
Total	293,961	19,841,089	—
1 Represents variation margin on the last day of the reporting period.